Commitments And Contingencies - Summary of Future Minimum lease Payments For Non-cancellable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	¥ 18,746
2023	13,922
2024	7,167
2025	4,320
2026	0
Total	¥ 44,155